21 Employees benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of employee benefits [Line Items]
Defined benefit obligation, beginning	R$ (6,113,349)	R$ (5,138,445)
Current service cost	(40,404)	(274,368)
Interest cost	(414,747)	(224,429)
Actuarial (gains)/losses recorded as other comprehensive income	585,968	(790,473)
Benefits paid	320,011	314,366
Defined benefit obligation, ending	(5,662,521)	(6,113,349)
G1 Plan [member]
Summary of employee benefits [Line Items]
Defined benefit obligation, beginning	(3,067,094)	(2,532,338)
Current service cost	(40,404)	(47,001)
Interest cost	(208,485)	(224,429)
Actuarial (gains)/losses recorded as other comprehensive income	64,637	(392,876)
Benefits paid	138,366	129,550
Defined benefit obligation, ending	(3,112,980)	(3,067,094)
G0 plan [member]
Summary of employee benefits [Line Items]
Defined benefit obligation, beginning	(3,046,255)	(2,606,107)
Current service cost	0	(227,367)
Interest cost	(206,262)	0
Actuarial (gains)/losses recorded as other comprehensive income	521,331	(397,597)
Benefits paid	181,645	184,816
Defined benefit obligation, ending	R$ (2,549,541)	R$ (3,046,255)